Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair value of the trust assets
The fair value of the trust assets are as follows:

($000)	2014	2013

Trust assets
Money market	44	9
U.S. equity securities	379	486
Foreign equity funds	167	—
U.S. fixed income funds	121	244
Foreign fixed income funds	53	—
Absolute return strategy mutual funds	143	—
	907	739

Fair value of liabilities
The fair value of our long-term debt is categorized as Level 3 in the fair value hierarchy.

	2014		2013
	Carrying	Fair	Carrying	Fair
($000)	Amount	Value	Amount	Value

4.26% Series A Notes	55,000	55,576	56,500	55,150